Fair Value Measurements (Details) - Schedule of derivative liability - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liability [Abstract]
Balance beginning		$ 4,379,944
Fair value of financial instruments at issuance			474,348
Change in fair value	$ 1,538	216,095	3,905,596
Balance ending			$ 4,379,944